Further Detail of Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [Abstract]
Schedule of further detail of profit or loss
	For the year ended December 31
	2020	2021	2022
A. Research and development expenses, net
Payroll	4,849	14,604	35,638
Share-based payment expenses	1,682	14,238	17,424
Materials	940	2,764	6,881
Subcontractors	258	2,864	10,344
Patent registration	160	441	506
Depreciation	1,588	5,697	3,038
Rental fees and maintenance	173	559	642
Other	249	637	1,290
	9,899	41,804	75,763
Less – government grants	(21)	(118)	—
	9,878	41,686	75,763
B. Sales and marketing expenses
Payroll	3,336	8,283	20,057
Share-based payment expenses	1,990	8,569	8,616
Marketing, advertising and commissions	577	4,053	5,057
Rental fees and maintenance	201	365	392
Travel abroad	235	749	2,567
Depreciation	223	318	1,502
Other	35	376	642
	6,597	22,713	38,833

C. General and administrative expenses
Payroll	1,377	2,880	9,321
Share-based payment expenses	16,837	6,974	4,940
Fees	22	33	17
Professional services	1,064	6,993	9,701
Office expenses	386	1,065	2,704
Travel abroad	44	461	743
Depreciation	76	210	563
Rental fees and maintenance	46	97	286
Other	435	931	2,182
	20,287	19,644	30,457
D. Finance income
Revaluation of liability in respect of government grants	75	25	—
Exchange rate differences	123	3,444	—
Revaluation of liabilities (*)	—	10,608	4,516
Bank interest	248	3,832	18,449
	446	17,909	22,965
Finance expense
Exchange rate differences	—	—	16,135
Bank and institutions fees	28	70	148
Finance expense in respect of lease liability	390	237	180
Revaluation of financial assets at FV through profit and loss (**)	—	—	62,791
Revaluation of financial liabilities (*)	12,825	—	—
Revaluation of liability in respect of government grants	—	121	217
	13,243	428	79,471

(*)	See Note 20 regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.

(**)	See note 20(F) regarding investment in securities measured at fair value through profit and loss.